ALLOWANCE FOR LOAN LOSSES (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan Losses [Line Items]
30-59 Days Past Due	$ 8,759	$ 9,011		$ 11,736
60-89 Days Past Due	2,253	3,425		3,824
>90 Days Past Due	9,443	17,747		21,200
Total Past Due	20,455	30,183		36,760
Current	590,473	597,066		642,715
Total loans	610,928	627,249	649,727	679,475	752,887
Recorded Investment >90 Days Past Due and Accruing	4	1		20
Agriculture and Agricultural Real Estate [Member]
Allowance For Loan Losses [Line Items]
30-59 Days Past Due	230	208		614
60-89 Days Past Due	88	0		0
>90 Days Past Due	84	145		364
Total Past Due	402	353		978
Current	14,920	11,651		14,953
Total loans	15,322	12,004	14,760	15,931	20,453
Recorded Investment >90 Days Past Due and Accruing	0	0		0
Commercial [Member]
Allowance For Loan Losses [Line Items]
30-59 Days Past Due	354	927		1,530
60-89 Days Past Due	223	19		50
>90 Days Past Due	296	1,100		1,240
Total Past Due	873	2,046		2,820
Current	64,380	56,148		60,942
Total loans	65,253	58,194	58,983	63,762	76,783
Recorded Investment >90 Days Past Due and Accruing	4	1		11
Commercial Real Estate [Member]
Allowance For Loan Losses [Line Items]
30-59 Days Past Due	4,964	1,789		3,340
60-89 Days Past Due	658	930		286
>90 Days Past Due	4,154	11,350		11,988
Total Past Due	9,776	14,069		15,614
Current	258,992	268,945		291,461
Total loans	268,768	283,014	293,270	307,075	323,351
Recorded Investment >90 Days Past Due and Accruing	0	0		0
Construction Real Estate [Member]
Allowance For Loan Losses [Line Items]
30-59 Days Past Due	100	127		460
60-89 Days Past Due	0	1,437		2,093
>90 Days Past Due	1,273	1,867		2,134
Total Past Due	1,373	3,431		4,687
Current	13,691	14,988		18,736
Total loans	15,064	18,419	18,499	23,423	46,310
Recorded Investment >90 Days Past Due and Accruing	0	0		0
Residential Real Estate [Member]
Allowance For Loan Losses [Line Items]
30-59 Days Past Due	2,984	5,738		5,604
60-89 Days Past Due	1,246	978		1,337
>90 Days Past Due	3,430	3,121		5,344
Total Past Due	7,660	9,837		12,285
Current	223,884	230,495		243,270
Total loans	231,544	240,332	248,155	255,555	269,153
Recorded Investment >90 Days Past Due and Accruing	0	0		0
Consumer and Other [Member]
Allowance For Loan Losses [Line Items]
30-59 Days Past Due	127	222		188
60-89 Days Past Due	38	61		58
>90 Days Past Due	206	164		130
Total Past Due	371	447		376
Current	14,606	14,839		13,353
Total loans	14,977	15,286	16,060	13,729	16,837
Recorded Investment >90 Days Past Due and Accruing	$ 0	$ 0		$ 9